Provisions and other liabilities	12 Months Ended
Dec. 31, 2017
Text Block1 [Abstract]
Provisions and other liabilities

D.19. Provisions and other liabilities

Non-current provisions and other non-current liabilities break down as follows:

(€ million)	Provisions for pensions & other post- employment benefits (D.19.1.)		Provisions for other long-term benefits	Restructuring provisions (D.19.2.)	Other provisions (D.19.3.)		Other non-current liabilities (D.19.4.)	Total
Balance at January 1, 2015	4,873		650	835	3,076		144	9,578
Changes in scope of consolidation	-		-	-	13		-	13

Increases in provisions and other liabilities	290	(a)	108	265	475	(b)	114	1,252

Provisions utilized	(366)	(a)	(73)	(16)	(130)		-	(585)

Reversals of unutilized provisions	(39)	(a)	(7)	(12)	(256)	(c)	(1)	(315)

Transfers	43		3	(317)	(57)		-	(328)

Reclassification of the Animal Health business(e)	(76)		(34)	(3)	(34)		(2)	(149)

Net interest related to employee benefits, and unwinding of discount	109		5	5	37		2	158

Unrealized gains and losses	-		-	-	-		5	5

Currency translation differences	124		26	5	22		13	190

Actuarial gains and losses on defined-benefit plans(d)	(650)		-	-	-		-	(650)
Balance at December 31, 2015	4,308		678	762	3,146		275	9,169
Increases in provisions and other liabilities	220	(a)	130	475	402	(b)	-	1,227

Provisions utilized	(294)	(a)	(86)	(7)	(195)		(2)	(584)

Reversals of unutilized provisions	1	(a)	(11)	(39)	(458)	(c)	-	(507)

Transfers	(85)		(6)	(450)	(182)		(67)	(790)

Net interest related to employee benefits, and unwinding of discount	108		6	4	29		2	149

Currency translation differences	10		9	(1)	35		8	61

Actuarial gains and losses on defined-benefit plans(d)	109		-	-	-		-	109
Balance at December 31, 2016	4,377		720	744	2,777		216	8,834
Changes in scope of consolidation	86		3	-	13		3	105

Increases in provisions and other liabilities	269	(a)	163	105	680	(b)	866	2,083

Provisions utilized	(732)	(a)	(97)	(7)	(137)		(8)	(981)

Reversals of unutilized provisions	(18)	(a)	(5)	(42)	(308)	(c)	-	(373)

Transfers	16		1	(282)	(58)		(7)	(330)

Net interest related to employee benefits, and unwinding of discount	87		4	3	27		4	125

Unrealized gains and losses	-		-	-	1		5	6

Currency translation differences	(156)		(39)	(7)	(114)		(29)	(345)

Actuarial gains and losses on defined-benefit plans(d)	30		-	-	-		-	30
Balance at December 31, 2017	3,959		750	514	2,881		1,050	9,154

(a)

In the case of “Provisions for pensions and other post-employment benefits”, the “Increases in provisions and other liabilities” line corresponds to rights vesting in employees during the period, and past service cost; the “Provisions utilized” line corresponds to contributions paid into pension funds, and plan settlements; and the “Reversals of unutilized provisions” line corresponds to plan curtailments.

(b)	Amounts charged during the period mainly comprise provisions to cover tax exposures in various countries, and changes to estimates of future expenditures on environmental risks.

(c)

These reversals relate mainly to provisions for tax exposures, reversed either because (i) the statute of limitations deadline was reached during the reporting period or (ii) proceedings with tax authorities in various countries were resolved during the period with a more favorable outcome than initially anticipated.

(d)	Amounts recognized in Other comprehensive income (see Note D.15.7.).

(e)

This line comprises the relevant liabilities of the Animal Health business, reclassified as of December 31, 2015 to Liabilities related to assets held for sale or exchange, in accordance with IFRS 5 (see Notes D.1. and D.36.).

Other current liabilities are described in Note D.19.5.

D.19.1. Provisions for pensions and other post-employment benefits

Sanofi offers its employees pension plans and other post-employment benefit plans. The specific features of the plans (benefit formulas, fund investment policy and fund assets held) vary depending on the applicable laws and regulations in each country where the employees work. These employee benefits are accounted for in accordance with the revised IAS 19 (see Note B.23.).

Sanofi’s pension obligations in four major countries represented nearly 90% of the total value of the defined-benefit obligation and nearly 89% of the total value of plan assets as of December 31, 2017. The features of the principal defined-benefit plans in each of those four countries are described below.

France

Lump-sum retirement benefit plans

All employees working for Sanofi in France are entitled on retirement to a lump-sum payment, the amount of which depends both on their length of service and on the rights guaranteed by collective and internal agreements. The employee’s final salary is used in calculating the amount of these lump-sum retirement benefits. These plans represent approximately 34% of the Group’s total obligation in France.

Defined-benefit pension plans

These plans provide benefits from the date of retirement. Employees must fulfil a number of criteria to be eligible for these benefits. All but one of the plans are closed to new entrants. These plans represent approximately 66% of the Group’s total obligations in France.

Germany

Top-up defined-benefit pension plan

The benefits offered under this pension plan are wholly funded by the employer (there are no employee contributions) via a Contractual Trust Agreement (CTA), under which benefits are estimated on the basis of an average career salary. Employees are entitled to receive an annuity under this plan if their salary exceeds the social security ceiling. The amount of the pension is calculated by reference to a range of vesting rates corresponding to salary bands. The plan also includes disability and death benefits. This plan represents approximately 69% of Sanofi’s total obligation in Germany.

Sanofi-Aventis plus (SAV plus)

Starting April 2015, a new top-up pension plan (SAV plus) replaced the previous top-up defined-benefit plan. New entrants joining the plan after April 1, 2015 contribute to a defined-contribution plan that is partially funded via the company’s CTA.

All employees whose salary exceeds the social security ceiling are automatically covered by the plan. The employer’s contribution is 15% of the amount by which the employee’s salary exceeds the social security ceiling.

Multi-employer plan (Pensionskasse)

This is a defined-benefit plan that is treated as a defined-contribution plan, in accordance with the accounting policies described in Note B.23. Currently, contributions cover the level of annuities. Only the portion relating to the future revaluation of the annuities is included in the defined-benefit pension obligation. The obligation relating to this revaluation amounted to €699 million as of December 31, 2017, versus €663 million as of December 31, 2016 and €670 million as of December 31, 2015. This plan represents approximately 19% of Sanofi’s total defined-benefit obligation in Germany.

United States

Defined-benefit pension plans

In the United States, there are two types of defined-benefit plan:

∎

“Qualified” plans within the meaning of the Employee Retirement Income Security Act of 1974 (ERISA), which provide guaranteed benefits to eligible employees during retirement, and in the event of death or disability. Employees can elect to receive a reduced annuity, in exchange for an annuity to be paid in the event of their death to a person designated by them. An annuity is also granted under the plan if the employee dies before retirement age. Eligible employees do not pay any contributions. These plans are closed to new entrants, and the vesting of rights for future service periods is partially frozen. They represent around 65% of Sanofi’s total obligation in the United States.

∎

“Non-qualified” plans within the meaning of ERISA provide top-up retirement benefits to some eligible employees depending on the employee’s level of responsibility and subject to a salary cap. These plans represent approximately 9% of Sanofi’s total obligation in the United States.

Healthcare cover and life insurance

Sanofi companies provide some eligible employees with healthcare cover and life insurance during the retirement period (the company’s contributions are capped at a specified level). This plan represents approximately 26% of Sanofi’s total obligation in the United States.

United Kingdom

Defined-benefit pension plans

Sanofi operates a number of pension plans in the United Kingdom that reflect past acquisitions. The two most significant arrangements are the Sanofi plan and the Genzyme Limited plan; both are defined-benefit plans, and both have been closed since October 1, 2015. With effect from that date, employees can no longer pay into these plans. The Genzyme Limited plan was merged with the Sanofi plan effective January 1, 2017.

Under these defined-benefit plans, an annuity is paid from the retirement date. This annuity is calculated on the basis of the employee’s length of service as of September 30, 2015, and of the employee’s final salary (or salary on the date he or she leaves Sanofi).

The rates used for the vesting of rights vary from member to member. For most members, rights vest at the rate of 1.25% or 1.50% of final salary for each qualifying year of service giving entitlement. The notional retirement age varies according to the category to which the member belongs, but in most cases retirement is at age 65. Members may choose to retire before or after the notional retirement age (60 years), in which case the amount of the annual pension is adjusted to reflect the revised estimate of the length of the retirement phase. Pensions are usually indexed to the Retail Price Index (RPI). Members paid a fixed-percentage contribution into their pension plan (the percentage varied according to the employee category), and the employer topped up the contribution to the required amount. These plans represent approximately 99% of Sanofi’s total obligation in the United Kingdom.

For service periods subsequent to October 1, 2015, employees belong to a new defined-contribution plan.

Actuarial assumptions used to measure Sanofi’s obligations

Actuarial valuations of Sanofi’s benefit obligations were computed by management with assistance from external actuaries as of December 31, 2017, 2016 and 2015.

Those calculations were based on the following financial and demographic assumptions:

	2017					2016					2015
	France	Germany		USA	UK	France	Germany		USA	UK	France	Germany		USA	UK
Discount rate(a)/(b)	0.75% or 1.25%	0.75% or 1.25%		3.50%	2.50%	1.00% or 1.50%	1.00% or 1.50%		4.00%	2.75%	1.50% or 2.25%	1.50% or 2.25%		4.00%	4.00%

General inflation rate(c)	1.50%	1.50%		2.00%	3.10%	1.50%	1.50%		2.00%	3.15%	1.75%	1.75%		2.25%	3.15%

Pension benefit indexation	1.25% to 2.25%	1.50%		-	3.10%	1.25% to 2.25%	1.75%		-	3.15%	1.25% to 2.25%	1.75%		-	3.15%

Healthcare cost inflation rate	2.00%	-	(d)	5.81%	1.50%	2.00%	-	(d)	5.96%	1.50%	2.00%	-	(d)	6.10%	1.50%

Retirement age	62 to 67	62		55 to 70	60	62 to 67	62		55 to 70	60	62 to 67	62		55 to 70	60

Mortality table	TGH/ TGF 05	Heubeck RT 2005 G		RP2014 G. Scale MP2017	SAPS S2	TGH/ TGF 05	Heubeck RT 2005 G		RP2014 G. Scale MP2016	SAPS S2	TGH/ TGF 05	Heubeck RT 2005 G		RP2014 G. Scale MP2015	SAPS S2

(a)

The discount rates used were based on market rates for high quality corporate bonds with a duration close to that of the expected benefit payments under the plans. The benchmarks used to determine discount rates were the same in 2017, 2016 and 2015.

(b)	The rate depends on the duration of the plan (7 to 10 years and more than 10 years, respectively).

(c)	Inflation for the euro zone is determined using the average break-even inflation rate of French and German government bonds, by reference to the duration of the principal plans.

(d)	No post-employment healthcare benefits are provided in Germany.

Weighted average duration of obligation for pensions and other long-term benefits in principal countries

The table below shows the duration of Sanofi’s obligations in the principal countries:

	2017				2016				2015
(years)	France	Germany	USA	UK	France	Germany	USA	UK	France	Germany	USA	UK
Weighted average duration	13	15	14	17	13	14	13	17	13	14	14	17

Sensitivity analysis

The table below shows the sensitivity of Sanofi’s obligations for pensions and other post-employment benefits to changes in key actuarial assumptions:

(€ million)	Pensions and other post-employment benefits, by principal country
Measurement of defined-benefit obligation	Change in assumption	France	Germany	USA	UK
Discount rate	-0.50%	+156	+254	+190	+266

General inflation rate	+0.50%	+34	+343	+2	+206

Pension benefits indexation	+0.50%	+88	+332	+2	+147

Healthcare cost inflation rate	+0.50%	-	-	+35	-

Mortality table	+1 year	+59	+93	+71	+115

The table below reconciles the net obligation in respect of Sanofi’s pension and other post-employment benefit plans with the amounts recognized in the consolidated financial statements:

	Pensions and other post-employment benefits
(€ million)	2017	2016	2015
Measurement of the obligation:

Beginning of period	13,088	12,825	13,302

Reclassification of the Animal Health business(a)	-	-	(266)

Service cost	233	216	262

Interest cost	293	359	362

Actuarial losses/(gains) due to changes in demographic assumptions	(74)	(71)	(37)

Actuarial losses/(gains) due to changes in financial assumptions	543	928	(679)

Actuarial losses/(gains) due to experience adjustments	61	(18)	(13)

Plan amendments	33	(2)	18

Plan curtailments	2	(52)	(39)

Plan settlements specified in the terms of the plan	(108)	(49)	(61)

Plan settlements not specified in the terms of the plan	(90)	(254)	(6)

Benefits paid	(574)	(531)	(556)

Changes in scope of consolidation and transfers	145	71	36

Currency translation differences	(540)	(334)	502
Obligation at end of period	13,012	13,088	12,825

Fair value of plan assets:

Beginning of period	8,741	8,566	8,488

Reclassification of the Animal Health business(a)	-	-	(208)

Interest income on plan assets	206	251	254

Difference between actual return and interest income on plan assets	501	730	(79)

Administration costs	(9)	(9)	(13)

Plan settlements specified in the terms of the plan	(109)	(49)	(61)

Plan settlements not specified in the terms of the plan	(70)	(256)	(6)

Contributions from plan members	6	3	4

Employer’s contributions	582	168	225

Benefits paid	(424)	(405)	(415)

Changes in scope of consolidation and transfers	66	86	-

Currency translation differences	(384)	(344)	377
Fair value of plan assets at end of period	9,106	8,741	8,566

Net amount shown in the balance sheet:

Net obligation	3,906	4,347	4,259
Net amount shown in the balance sheet at end of period	3,906	4,347	4,259

	Pensions and other post-employment benefits
(€ million)	2017	2016	2015

Amounts recognized in the balance sheet:

Pre-funded obligations (see Note D.7.)	(53)	(30)	(49)

Obligations provided for	3,959	4,377	4,308
Net amount recognized at end of period	3,906	4,347	4,259
Benefit cost for the period:

Service cost	233	216	262

Past service cost	33	(2)	18

Net interest (income)/cost	87	108	108

(Gains)/losses on plan settlements not specified in the terms of the plan	(20)	2	-

Actuarial (gains)/losses on plan curtailments	2	(52)	(39)

Contributions from plan members	(6)	(3)	(4)

Administration costs and taxes paid during the period	9	9	13

Expense recognized directly in profit or loss	338	278	358

Remeasurement of net defined-benefit (asset)/liability (actuarial gains and losses)	30	109	(650)
Expense/(gain) for the period	368	387	(292)

(a)

This line comprises the relevant assets and liabilities of the Animal Health business, reclassified as of December 31, 2015 to Assets held for sale or exchange and Liabilities related to assets held for sale or exchange, respectively, in accordance with IFRS 5 (see Notes D.1. and D.36.).

The tables below show Sanofi’s net liability in respect of pension plans and other post-employment benefits by geographical region:

December 31, 2017	Pensions and other post-employment benefits by geographical region
(€ million)	France	Germany	USA	UK	Other	Total
Measurement of obligation	2,363	3,611	2,699	3,032	1,307	13,012

Fair value of plan assets	991	2,390	1,775	2,926	1,024	9,106
Net amount shown in the balance sheet at end of period	1,372	1,221	924	106	283	3,906

December 31, 2016	Pensions and other post-employment benefits by geographical region
(€ million)	France	Germany	USA	UK	Other	Total
Measurement of obligation	2,361	3,535	2,874	3,065	1,253	13,088

Fair value of plan assets	857	2,304	1,760	2,866	954	8,741
Net amount shown in the balance sheet at end of period	1,504	1,231	1,114	199	299	4,347

December 31, 2015	Pensions and other post-employment benefits by geographical region
(€ million)	France	Germany	USA	UK	Other	Total
Measurement of obligation	2,270	3,502	2,986	2,948	1,119	12,825

Fair value of plan assets	841	2,216	1,806	2,852	851	8,566
Net amount shown in the balance sheet at end of period	1,429	1,286	1,180	96	268	4,259

The table below shows the fair value of plan assets relating to Sanofi’s pension and other post-employment plans, split by asset category:

	2017	2016	2015
Securities quoted in an active market	98.0%	98.2%	97.0%
Cash and cash equivalents	2.2%	2.4%	2.7%

Equity instruments	25.2%	35.2%	35.6%

Bonds and similar instruments	64.1%	54.3%	52.8%

Real estate	3.3%	3.8%	3.5%

Derivatives	0.1%	(0.1)%	0.3%

Commodities	0.8%	1.3%	1.0%

Other	2.3%	1.3%	1.1%
Other securities	2.0%	1.8%	3.0%
Hedge funds	0.1%	-	1.5%

Insurance policies	1.9%	1.8%	1.5%
Total	100.0%	100.0%	100.0%

Sanofi has a long-term objective of maintaining or increasing the extent to which its pension obligations are covered by assets. To this end, Sanofi uses an asset-liability management strategy, matching plan assets to its pension obligations. This policy aims to ensure the best fit between the assets held on the one hand, and the associated liabilities and expected future payments to plan members on the other. To meet this aim, Sanofi operates a risk monitoring and management strategy (mainly focused on interest rate risk and inflation risk), while investing a growing proportion of assets in high-quality bonds with comparable maturities to those of the underlying obligations.

The tables below show the service cost for Sanofi’s pension and other post-employment benefit plans, by geographical region:

(€ million)	Pensions and other post-employment benefits by geographical region
Service cost for 2017	France	Germany	USA	UK	Other	Total
Current service cost	74	50	53	-	56	233

Past service cost	-	-	36	-	(3)	33

Net interest cost/(income) including administration costs and taxes paid during the period	22	16	40	8	10	96

(Gains)/losses on plan settlements not specified in the terms of the plan	(17)	-	-	-	(3)	(20)

Actuarial (gains)/losses on plan curtailments	(6)	7	8	-	(7)	2

Contributions from plan members	-	-	-	-	(6)	(6)
Expense recognized directly in profit or loss	73	73	137	8	47	338
Remeasurement of net defined-benefit (asset)/liability (actuarial gains and losses)	35	(33)	77	(48)	(1)	30
Expense/(gain) for the period	108	40	214	(40)	46	368

(€ million)	Pensions and other post-employment benefits by geographical region
Service cost for 2016	France	Germany	USA	UK	Other	Total
Current service cost	70	42	62	-	42	216

Past service cost	-	-	-	-	(2)	(2)

Net interest cost/(income) including administration costs and taxes paid during the period	30	23	48	6	10	117

(Gains)/losses on plan settlements not specified in the terms of the plan	-	-	(2)	-	4	2

Actuarial (gains)/losses on plan curtailments	(51)	2	-	-	(3)	(52)

Contributions from plan members	-	-	-	-	(3)	(3)
Expense recognized directly in profit or loss	49	67	108	6	48	278

Remeasurement of net defined-benefit (asset)/liability (actuarial gains and losses)	70	1	(161)	165	34	109
Expense/(gain) for the period	119	68	(53)	171	82	387

(€ million)	Pensions and other post-employment benefits by geographical region
Service cost for 2015	France	Germany	USA	UK	Other	Total
Current service cost	78	47	74	14	49	262

Past service cost	16	1	-	-	1	18

Net interest cost/(income) including administration costs and taxes paid during the period	28	23	44	13	13	121

(Gains)/losses on plan settlements not specified in the terms of the plan	-	-	-	-	-	-

Actuarial (gains)/losses on plan curtailments	(38)	-	-	-	(1)	(39)

Contributions from plan members	-	-	-	(1)	(3)	(4)
Expense recognized directly in profit or loss	84	71	118	26	59	358

Remeasurement of net defined-benefit (asset)/liability (actuarial gains and losses)	(235)	(211)	(30)	(144)	(30)	(650)
Expense/(gain) for the period	(151)	(140)	88	(118)	29	(292)

There were no significant events affecting Sanofi’s pension and other post-employment benefit plans during 2017.

An analysis of the “Remeasurement of net defined-benefit (asset)/liability (actuarial gains and losses)” line in the preceding tables is set forth below:

	2017				2016				2015
(€ million)	France	Germany	USA	UK	France	Germany	USA	UK	France	Germany	USA	UK
Actuarial gains/(losses) arising during the period(a)	(35)	33	(77)	48	(70)	(1)	161	(165)	235	210	30	144

Comprising:

Gains/(losses) on experience adjustments(b)	35	159	76	114	58	149	77	442	26	16	(116)	9

Gains/(losses) on demographic assumptions	-	-	20	53	(6)	-	79	-	10	-	46	(21)

Gains/(losses) on financial assumptions	(70)	(126)	(173)	(119)	(122)	(150)	5	(607)	199	194	100	156

(a)	Gains and losses arising from changes in assumptions are due primarily to changes in the discount rate.

(b)	Experience adjustments are mainly due to the effect of trends in the financial markets on plan assets.

The net pre-tax actuarial loss (excluding investments accounted for using the equity method) recognized directly in equity for the year ended December 31, 2017 was €3,035 million, compared with €3,006 million for the year ended December 31, 2016 and €2,898 million for the year ended December 31, 2015.

The present value of Sanofi’s wholly or partially funded obligations in respect of pension and other post-employment benefit plans as of December 31, 2017 was €11,915 million, compared with €11,713 million as of December 31, 2016 and €11,473 million as of December 31, 2015. The present value of Sanofi’s unfunded obligations was €1,097 million as of December 31, 2017, versus €1,375 million as of December 31, 2016 and €1,352 million as of December 31, 2015.

The total expense for pensions and other post-employment benefits is allocated between income statement line items as follows:

(€ million)	2017	2016	2015
Cost of sales	63	60	73

Research and development expenses	48	48	58

Selling and general expenses	95	113	132

Restructuring costs	45	(51)	(13)

Financial expenses	87	108	108
Total	338	278	358

The estimated amounts of employer’s contributions to plan assets in 2018 are as follows:

(€ million)	France	Germany	USA	UK	Other	Total
Employer’s contributions in 2018 (estimate):
2018	5	36	-	45	50	136

The table below shows the expected timing of benefit payments under pension and other post-employment benefit plans for the next ten years:

(€ million)	France	Germany	USA	UK	Other	Total
Estimated future benefit payments:
2018	108	202	181	127	58	676

2019	90	208	134	131	54	617

2020	111	213	137	135	58	654

2021	118	217	140	139	59	673

2022	91	223	135	143	60	652

2023 to 2027	661	1,128	690	784	357	3,620

The table below shows estimates as of December 31, 2017 for the timing of future payments in respect of unfunded pension and other post-employment benefit plans:

		Payments due by period
(€ million)	Total	Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
Estimated payments	1,097	56	108	116	817

D.19.2. Restructuring provisions

The table below shows movements in restructuring provisions classified in non-current and current liabilities:

(€ million)	2017	2016	2015
Balance, beginning of period	1,420	1,343	1,399

of which:

∎ Classified in non-current liabilities	744	762	835

∎ Classified in current liabilities	676	581	564

Change in provisions recognized in profit or loss for the period	297	667	508

Provisions utilized	(616)	(641)	(570)

Transfers	7	38	-

Reclassification of the Animal Health business(a)	-	-	(12)

Unwinding of discount	3	4	6

Currency translation differences	(25)	9	12
Balance, end of period	1,086	1,420	1,343

Including:

∎ Classified in non-current liabilities	514	744	762

∎ Classified in current liabilities	572	676	581

(a)

This line comprises the restructuring provisions of the Animal Health business, reclassified to Liabilities related to assets held for sale or exchange as of December 31, 2015 (see Notes D.1. and D.36.).

Provisions for employee termination benefits as of December 31, 2017 amounted to €862 million (versus €1,159 million as of December 31, 2016 and €1,030 million as of December 31, 2015). The provision relating to France was €588 million as of December 31, 2017 (versus €933 million as of December 31, 2016 and €772 million as of December 31, 2015).

The provision for France includes the present value of gross self-funded annuities under various early retirement plans (including ongoing plans, and a new plan implemented at the end of 2016), plus social security charges and levies associated with those annuities and with annuities funded by external bodies.

The average residual holding periods under these plans were 2.12 years, 2.51 years and 2.64 years as of December 31, 2017, 2016 and 2015, respectively. As in 2016, no premiums were paid during 2017 in respect of externally-funded annuities; the impact of reforms on existing externally-funded plans ended in 2015, and all plans implemented since 2011 have been self-funded. This compares with €4.4 million in the year ended December 31, 2015.

The timing of future termination benefit payments is as follows:

December 31, 2017		Benefit payments by period
(€ million)	Total	Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
Employee termination benefits

∎ France	588	257	281	49	1

∎ Other countries	274	197	70	5	2
Total	862	454	351	54	3

December 31, 2016		Benefit payments by period
(€ million)	Total	Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
Employee termination benefits

∎ France	933	374	413	142	4

∎ Other countries	226	182	35	4	5
Total	1,159	556	448	146	9

December 31, 2015		Benefit payments by period
(€ million)	Total	Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
Employee termination benefits

∎ France	772	286	351	120	15

∎ Other countries	258	197	56	2	3
Total	1,030	483	407	122	18

Restructuring provisions as of December 31, 2017 also include €104 million (versus €163 million as of December 31, 2016) relating to a five-year commitment to Evotec regarding the Toulouse R&D site in France.

D.19.3. Other provisions

Other provisions include provisions for risks and litigation relating to environmental, tax, commercial and product liability matters.

(€ million)	2017	2016	2015
Tax exposures	1,031	1,077	1,530

Environmental risks and remediation	686	732	708

Product liability risks, litigation and other	1,164	968	908
Total	2,881	2,777	3,146

Provisions for tax exposures are recorded when Sanofi is exposed to a probable risk resulting from a tax position adopted by the company or a subsidiary, and the risk has been quantified at the end of the reporting period, in accordance with the principles described in Note B.22.

Provisions for environmental risks and remediation mainly relate to contingencies arising from business divestitures.

Identified environmental risks are covered by provisions estimated on the basis of the costs Sanofi believes it will be obliged to meet over a period not exceeding (other than in exceptional cases) 30 years. Sanofi expects that €139 million of those provisions will be utilized in 2018, and €333 million over the period from 2019 through 2022.

“Product liability risks, litigation and other” mainly comprises provisions for risks relating to product liability (including IBNR provisions as described in Note B.12.), government investigations, regulatory or antitrust law claims, or contingencies arising from business divestitures (other than environmental risks).

The main pending legal and arbitral proceedings and government investigations are described in Note D.22.

A full risk and litigation assessment is performed with the assistance of Sanofi’s legal advisers, and provisions are recorded as required by circumstances in accordance with the principles described in Note B.12.

D.19.4. Other non-current liabilities

Other non-current liabilities amounted to €1,050 million as of December 31, 2017 (versus €216 million as of December 31, 2016 and €275 million as of December 31, 2015).

As of December 31, 2017, a liability of €1,069 million was recognized, representing the estimated tax charge on deemed repatriation attributable to the accumulated earnings of non-US operations payable over 8 years. Of this, €708 million falls due after more than one year and is presented within “other non-current liabilities”, and €361 million falls due within less than one year and is presented within “Other current liabilities” (see Note D.19.5). In accordance with Sanofi accounting policies, the amount falling due after more than one year has not been discounted.

D.19.5. Current provisions and other current liabilities

Current provisions and other current liabilities comprise the following:

(€ million)	2017		2016	2015
Taxes payable	1,180	(a)	1,134	1,044

Employee-related liabilities	1,922		1,967	1,920

Restructuring provisions (see Note D.19.2.)	572		676	581

Interest rate derivatives (see Note D.20.)	-		2	4

Currency derivatives (see Note D.20.)	58		130	78

Amounts payable for acquisitions of non-current assets	387		451	684

Other current liabilities	5,087		5,815	5,131
Total	9,206		10,175	9,442

(a)	See note D.19.4.

“Other current liabilities” includes in particular the current portion of provisions for litigation, sales returns and other risks; amounts due to investments accounted for using the equity method (see Note D.6.); and amounts due to governmental agencies and healthcare authorities (see Note D.23.).